SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other-than-temporary impairment loss for marketable securities
Inventory write-offs included in cost of revenues		2,324	1,071	750
Impairment losses of intangible assets
Provision for estimated sales returns stock rotations and other customer rights		$ 1,657	984
Warranty term		1 year
Governmental grants received		$ 545	880	0
Bank deposits, maximum contractual term		2 years 2 months 30 days
Bank deposits, weighted-average duration of deposits		1 year 7 months 2 days
Bank deposits, weighted-average time to maturity		10 months 14 days
Bad debt expenses		$ 109		80
Write-off of bad debts
Term of severance pay entitlement based on period of total employment		1 month
Severance expenses		$ 3,296	$ 3,603	$ 2,886
Anti-dilutive shares excluded from computation of earnings per share amount		981,750	4,665,638	4,174,953
Decrease in retained earnings		$ 142
Subsequent Event [Member]
Increase in retained earnings	$ 10,200
Financial Institutions Debt Securities [Member]
Marketable securities, percentage of portfolio distribution		44.00%
Government Debt Securities [Member]
Marketable securities, percentage of portfolio distribution		2.00%
Corporate Debt Securities [Member]
Marketable securities, percentage of portfolio distribution		54.00%
S and P rating, A- or higher [Member]
Marketable securities, rating of investment portfolio percentage		92.00%
S and P rating, BBB or BBB+ [Member]
Marketable securities, rating of investment portfolio percentage		4.00%
S and P rating, BB- [Member]
Marketable securities, rating of investment portfolio percentage		4.00%
Israel [Member] | S and P, AA+ Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks		85.00%
Israel [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks		85.00%
The United States [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution		50.00%
The United States [Member] | S and P, AAA Rating [Member]
Percent of company's short-term and long-term bank deposits held in major Israeli banks		15.00%
Europe [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution		22.00%
Other [Member] | Debt Securities [Member]
Marketable securities, percentage of portfolio distribution		28.00%
Minimum [Member]
Finite-lived intangible assets, estimated useful lives		5 years
Customer support contracts, support period		1 year
Maximum [Member]
Finite-lived intangible assets, estimated useful lives		9 years
Customer support contracts, support period		3 years
Bank deposits, maximum contractual term		2 years 2 months 30 days